LEASES -Narrative (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Sublease Income	¥ 121	¥ 123	¥ 79
Lease expense		¥ 2,641	¥ 2,262